Employee Incentive Compensation Plans	12 Months Ended
Nov. 27, 2011
Disclosure of Employee Incentive Compensation Plans [Abstract]
EMPLOYEE INCENTIVE COMPENSATION PLANS

NOTE 10:     EMPLOYEE INCENTIVE COMPENSATION PLANS

Annual Incentive Plan

The Annual Incentive Plan (“AIP”) provides a cash bonus that is earned based upon business unit and consolidated financial results as measured against pre-established internal targets and upon the performance and job level of the individual. The Company’s home office employees are eligible for this plan. Total amounts charged to expense for the years ended November 27, 2011, November 28, 2010, and November 29, 2009, were $54.0 million, $46.1 million and $51.9 million, respectively. As of November 27, 2011, and November 28, 2010, the Company had accrued $52.6 million and $49.8 million, respectively, for the AIP.

Long-Term Incentive Plans

2006 Equity Incentive Plan (“EIP”).    In July 2006, the Company’s board of directors adopted, and the stockholders approved, the EIP. For more information on this plan, see Note 11.

2005 Long-Term Incentive Plan (“LTIP”).    The Company established a long-term cash incentive plan effective at the beginning of 2005. Executive officers are not participants in this plan. The plan is intended to reward management for its long-term impact on total Company earnings performance. Performance will be measured at the end of a three-year period based on the Company’s performance over the period measured against the following pre-established targets: (i) the target compound annual growth rate of the Company’s earnings adjusted for certain items such as interest and taxes for the three-year period; and (ii) the target compound annual growth rate in the Company’s net revenues over the three-year period. Individual target amounts are set for each participant based on job level. Awards will be paid out in the quarter following the end of the three-year period based on Company performance against objectives.

The Company recorded a net reversal of expense for the LTIP of $2.5 million for the year ended November 27, 2011, and expense for the LTIP of $10.6 million and $10.2 million for the years ended November 28, 2010, and November 29, 2009, respectively. As of November 27, 2011, and November 28, 2010, the Company had accrued a total of $14.9 million and $26.5 million, respectively, for the LTIP, of which $11.3 million was recorded in “Accrued salaries, wages and employee benefits” as of November 27, 2011, and $3.6 million and $17.4 million were recorded in “Long-term employee related benefits” as of November 27, 2011, and November 28, 2010, respectively, on the Company’s consolidated balance sheets.